Stockholders' Equity - Summary of Significant Weighted Average Assumptions Used for Estimating Fair Value Under Stock Option Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Per share fair value at grant date			$ 14.50
Risk free interest rate	0.00%	0.00%	3.00%
Expected volatility	0.00%	0.00%	224.00%
Dividend yield	0.00%	0.00%	0.00%
Expected life in years	0 years	0 years	4 years